UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6606

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	11/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic U.S. Government Money Market Fund
November 30, 2006 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--64.6%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
1/22/07	5.27	25,000,000 a	24,999,481
4/11/08	5.24	50,000,000 a	49,980,202
Federal Home Loan Bank System
7/18/07	5.22	25,000,000 a	24,998,135
Federal Home Loan Mortgage Corp.:
3/5/07	5.26	47,950,000	47,307,710
4/18/07	5.24	43,969,000	43,112,777
11/21/07	5.23	25,000,000	25,000,000
Federal National Mortgage Association
5/2/07	5.22	37,841,000	37,026,956
Total U.S. Government Agencies
(cost $252,425,261)			252,425,261

Repurchase Agreements--35.7%

Banc of America Securities LLC
dated 11/30/06, due 12/1/06 in the amount of
$42,006,160 (fully collateralized by $43,209,000 U.S.
Treasury Bills, due 2/1/07, value $42,840,427)	5.28	42,000,000	42,000,000
Barclays Financial LLC
dated 11/30/06, due 12/1/06 in the amount of
$15,402,242 (fully collateralized by $16,094,000 U.S.
Treasury Bills, due 5/24/07, value $15,708,066)	5.24	15,400,000	15,400,000
Citigroup Global Markets Holdings Inc.
dated 11/30/06, due 12/1/06 in the amount of
$41,005,991 (fully collateralized by $40,640,000 Federal
Home Loan Bank System, Bonds, 4.875%, due 11/27/13,
value $40,808,910 and $1,019,000 Federal Home Loan
Mortgage Corp., Notes, due 12/21/06, value $1,015,739)	5.26	41,000,000	41,000,000
UBS Securities LLC
dated 11/30/06, due 12/1/06 in the amount of
$41,006,002 (fully collateralized by $42,725,000 U.S.
Treasury Bills, due 5/3/07, value $41,823,928)	5.27	41,000,000	41,000,000
Total Repurchase Agreements
(cost $139,400,000)			139,400,000
Total Investments (cost $391,825,261)		100.3%	391,825,261
Liabilities, Less Cash and Receivables		(.3%)	(1,003,593)
Net Assets		100.0%	390,821,668
a Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Government Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 22, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 22,2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)